DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 24, 2024
Bonds maturing twenty twenty five
DEBT INSTRUMENTS IN ISSUE
Repurchase of bonds			$ 267,421
Bonds maturing two thousand twenty twenty seven
DEBT INSTRUMENTS IN ISSUE
Repurchase of bonds			$ 283,632
Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Interest rate			8.625%
Bonds issued			$ 800,000,000
Ordinary bonds | Banistmo S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 10,100	$ 58,062
Debt instrument term	1 year	1 year
Interest rate	6.35%
Ordinary bonds | Banistmo S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate		6.00%
Ordinary bonds | Banistmo S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate		6.25%
Ordinary bonds | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 7,250	$ 77,700
Ordinary bonds | Banco Agricola S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term	1 year	1 year 6 months
Interest rate	7.00%	6.68%
Ordinary bonds | Banco Agricola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term	1 year 6 months	8 years
Interest rate	7.05%	7.25%